Property, Plant And Equipment - Schedule of Jointly-Owned Utility Plants (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Jointly Owned Facilities [Line Items]
Cost	$ 2,617
Accumulated Depreciation	(1,017)
Net Book Value	1,600
Transmission Facilities
Jointly Owned Facilities [Line Items]
Cost	1,333
Accumulated Depreciation	(428)
Net Book Value	$ 905
Springerville Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	86.00%
Cost	$ 544
Accumulated Depreciation	(294)
Net Book Value	$ 250
Springerville Coal Handling Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	83.00%
Cost	$ 281
Accumulated Depreciation	(133)
Net Book Value	$ 148
Four Corners Units 4 and 5 ("Four Corners")
Jointly Owned Facilities [Line Items]
Ownership (percent)	7.00%
Cost	$ 264
Accumulated Depreciation	(119)
Net Book Value	$ 145
Gila River Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	50.00%
Cost	$ 118
Accumulated Depreciation	(43)
Net Book Value	$ 75
Luna Energy Facility ("Luna")
Jointly Owned Facilities [Line Items]
Ownership (percent)	33.30%
Cost	$ 77
Accumulated Depreciation	0
Net Book Value	$ 77